Note 5 - Loans and Leases - Summary of the Activity in the Allowance for Loan and Lease Losses of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan and lease losses beginning balance	$ 3,527	$ 2,835	$ 3,345
Provision for loan and lease losses	550	450	(350)
Losses charged off	(180)	(197)	(689)
Recoveries	234	439	529
Allowance for loan and lease losses ending balance	4,131	3,527	2,835
Impaired Loans [Member]
Allowance for loan and lease losses beginning balance	128		1,018
Provision for loan and lease losses	307	128	(865)
Losses charged off			(414)
Recoveries			261
Allowance for loan and lease losses ending balance	$ 435	$ 128